Summary Prospectus Supplement	February 28, 2017

Putnam Growth Opportunities Fund
Summary Prospectus dated November 30, 2016

Effective April 1, 2017, purchases of class B shares will be closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.

The prospectus is supplemented as follows to add information about class T shares. Class T shares of the fund are not currently available for purchase.

The front cover page is supplemented to add class T shares to the list of shares to which the prospectus relates, and to indicate that the fund symbol for class T shares is pending.

The following information replaces similar disclosure for the fund under Fees and expenses:

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 11 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

The following information is added to similar disclosure for the fund under Fees and expenses:

Shareholder fees (fees paid directly from your investment)

	Maximum sales charge (load)	Maximum deferred sales charge (load) (as a percentage
	imposed on purchases (as a	of original purchase price or redemption proceeds,
Share class	percentage of offering price)	whichever is lower)

Class T	2.50%	NONE

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

		Distribution and		Total annual fund
Share class	Management fees†	service (12b-1) fees	Other expenses	operating expenses

Class T	0.45%	0.25%	0.32% <	1.02%

† Management fees reflect a performance adjustment. Reflects amendment to management contract effective October 24, 2016. The fund’s base management fee is subject to adjustment, up or down, based on the fund’s performance relative to the performance of the Russell 1000 Growth Index. For the most recent fiscal year, the fund’s base management fee prior to any performance adjustment was 0.554%.

< Other expenses are based on expenses of class A shares for the fund’s last fiscal year.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years

Class T	$351	$567	$799	$1,467

305213 2/17

Summary Prospectus Supplement	November 30, 2016

Putnam Growth Opportunities Fund
Summary Prospectus dated November 30, 2016

In the sub-section Annual fund operating expenses in the section Fees and expenses, the expense table is replaced with the following.

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share	Management	Distribution and	Other	Total annual fund
class	fees†	service (12b-1) fees	expenses <	operating expenses

Class A	0.45%	0.25%	0.32% =	1.02%

Class B	0.45%	1.00%	0.32% =	1.77%

Class C	0.45%	1.00%	0.32% =	1.77%

Class M	0.45%	0.75%	0.32% =	1.52%

Class R	0.45%	0.50%	0.32% =	1.27%

Class R5	0.45%	N/A	0.22%	0.67%

Class R6	0.45%	N/A	0.12%	0.57%

Class Y	0.45%	N/A	0.32% =	0.77%

* Applies only to certain redemptions of shares bought with no initial sales charge.

** This charge is phased out over six years.

*** This charge is eliminated after one year.

< Reflects current fees

† Management fees are subject to a performance adjustment. Reflects amendment to management contract effective October 24, 2016.

= Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.

304248 11/16

FUND SYMBOLS	CLASS A	CLASS B	CLASS C	CLASS M	CLASS R	CLASS R5	CLASS R6	CLASS Y
	POGAX	POGBX	POGCX	PGOMX	PGORX	PGODX	PGOEX	PGOYX

Putnam Growth Opportunities Fund

Summary prospectus

11 | 30 | 16

A world of investing.®

Putnam INVESTMENTS

Putnam Growth Opportunities Fund

Before you invest, you may wish to review the fund’s prospectus, which contains more information about the fund and its risks. You may obtain the prospectus and other information about the fund, including the statement of additional information (SAI) and most recent reports to shareholders, at no cost by visiting putnam.com/funddocuments, calling 1-800-225-1581, or e-mailing Putnam at funddocuments@putnam.com.

The fund’s prospectus and SAI, both dated 11/30/16 are incorporated by reference into this summary prospectus.

Goal

Putnam Growth Opportunities Fund seeks capital appreciation.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 11 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

Shareholder fees (fees paid directly from your investment)

Share class	Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)
Class A	5.75%	1.00%*
Class B	NONE	5.00%**
Class C	NONE	1.00%***
Class M	3.50%	NONE
Class R	NONE	NONE
Class R5	NONE	NONE
Class R6	NONE	NONE
Class Y	NONE	NONE

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

Share class	Management fees†	Distribution and service (12b-1) fees	Other expenses<	Total annual fund operating expenses
Class A	0.45%	0.25%	0.32% =	1.02%
Class B	0.45%	1.00%	0.32% =	1.77%
Class C	0.45%	1.00%	0.32% =	1.77%
Class M	0.45%	0.75%	0.32% =	1.52%
Class R	0.45%	0.50%	0.32% =	1.27%
Class R5	0.45%	N/A	0.22%	0.67%
Class R6	0.45%	N/A	0.13%	0.57%
Class Y	0.45%	N/A	0.32% =	0.77%

    *  Applies only to certain redemptions of shares bought with no initial sales charge.

  **  This charge is phased out over six years.

 ***  This charge is eliminated after one year.

   †  Management fees are subject to a performance adjustment. Reflects amendment to management contract effective October 24, 2016.

   <  Reflects current fees.

   =   Restated to reflect current fees resulting from a change to the fund’s investor servicing arrangements effective September 1, 2016.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$673	$881	$1,106	$1,751
Class B	$680	$857	$1,159	$1,886
Class B (no redemption)	$180	$557	$959	$1,886
Class C	$280	$557	$959	$2,084
Class C (no redemption)	$180	$557	$959	$2,084
Class M	$499	$813	$1,150	$2,099
Class R	$129	$403	$697	$1,534
Class R5	$68	$214	$373	$835
Class R6	$58	$183	$318	$714
Class Y	$79	$246	$428	$954

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 65%.

Investments, risks, and performance

Investments

We invest mainly in common stocks of large U.S. companies, with a focus on growth stocks. Growth stocks are issued by companies whose earnings are expected to grow faster than those of similar firms, and whose business growth and other characteristics may lead to an increase in stock price. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

Risks

It is important to understand that you can lose money by investing in the fund.

The value of stocks in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Growth stocks may be more susceptible to earnings disappointments, and the market may not favor growth-style investing.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Annual total returns for class A shares before sales charges

Average annual total returns after sales charges
(for periods ending 12/31/15)

Share class	1 year	5 years	10 years
Class A before taxes	–4.75%	10.91%	7.55%
Class A after taxes on distributions	–6.18%	9.38%	6.79%
Class A after taxes on distributions and sale of fund shares	–1.90%	8.35%	5.97%
Class B before taxes	–4.41%	11.14%	7.53%
Class C before taxes	–0.68%	11.39%	7.38%
Class M before taxes	–2.99%	10.88%	7.26%
Class R before taxes	0.82%	11.96%	7.93%
Class R5 before taxes*	1.38%	12.58%	8.49%
Class R6 before taxes*	1.45%	12.65%	8.52%
Class Y before taxes	1.29%	12.50%	8.45%
Russell 1000 Growth Index** (no deduction for fees, expenses or taxes)	5.67%	13.53%	8.53%

    *  Performance for class R5 and class R6 shares prior to their inception (7/2/12) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R5 and class R6 shares; had it, returns would have been higher.

  **  Frank Russell company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell ® is a trademark of Frank Russell Company.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio manager

Robert Brookby
Portfolio Manager, portfolio manager of the fund since 2009

Sub-advisor

Putnam Investments Limited*

    *  Though the investment advisor has retained the services of Putnam Investments Limited (“PIL”), PIL does not currently manage any assets of the fund.

Purchase and sale of fund shares

You can open an account, purchase and/or sell fund shares, or exchange them for shares of another Putnam fund by contacting your financial advisor or by calling Putnam Investor Services at 1-800-225-1581.

When opening an account, you must complete and mail a Putnam account application, along with a check made payable to the fund, to: Putnam Investor Services, P.O. Box 8383, Boston, MA 02266-8383. The minimum initial investment of $500 is currently waived, although Putnam reserves the right to reject initial investments under $500 at its discretion. There is no minimum for subsequent investments.

You can sell your shares back to the fund or exchange them for shares of another Putnam fund any day the New York Stock Exchange (NYSE) is open. Shares may be sold or exchanged by mail, by phone, or online at putnam.com. Some restrictions may apply.

Tax information

The fund’s distributions will be taxed as ordinary income or capital gains unless you hold the shares through a tax-advantaged arrangement, in which case you will generally be taxed only upon withdrawal of monies from the arrangement.

Financial intermediary compensation

If you purchase the fund through a broker/dealer or other financial intermediary (such as a bank or financial advisor), the fund and its related companies may pay that intermediary for the sale of fund shares and related services. Please bear in mind that these payments may create a conflict of interest by influencing the broker/dealer or other intermediary to recommend the fund over another investment. Ask your advisor or visit your advisor’s website for more information.

Information about the Summary Prospectus, Prospectus and SAI

The summary prospectus, prospectus, and SAI for a fund provide information concerning the fund. The summary prospectus, prospectus, and SAI are updated at least annually and any information provided in a summary prospectus, prospectus, or SAI can be changed without a shareholder vote unless specifically stated otherwise. The summary prospectus, prospectus, and the SAI are not contracts between the fund and its shareholders and do not give rise to any contractual rights or obligations or any shareholder rights other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Additional information, including current performance, is available at putnam.com/funddocuments, by calling 1-800-225-1581, or by e-mailing Putnam at funddocuments@putnam.com.

Putnam
INVESTMENTS

One Post Office Square
Boston, MA 02109
putnam.com
1-800-225-1581

NP061 303773 11/16 Putnam Retail Management